Cover	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43503
Entity Registrant Name	Retension Pharmaceuticals, Inc.
Entity Central Index Key	0002002988
Entity Tax Identification Number	93-2592788
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1104 West Broad Street #1029
Entity Address, City or Town	Falls Church
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22046
City Area Code	703
Local Phone Number	940-9761
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	RTSN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false